Document And Entity Information	Sep. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 12, 2024
Entity Registrant Name	Martin Marietta Materials, Inc.
Entity Central Index Key	0000916076
Entity Emerging Growth Company	false
Entity File Number	1-12744
Entity Incorporation, State or Country Code	NC
Entity Tax Identification Number	56-1848578
Entity Address, Address Line One	4123 Parklake Avenue
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27612
City Area Code	919
Local Phone Number	781-4550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	MLM
Security Exchange Name	NYSE